Consolidated statement of income - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Interest income (Note 14)
Loans	[1]	$ 7,976	$ 7,685	$ 8,726	$ 23,957	$ 25,257
Securities	[1]	2,260	2,230	2,482	6,830	7,167
Securities borrowed or purchased under resale agreements	[1]	1,307	1,341	1,528	4,038	4,370
Deposits with banks and other	[1]	546	603	711	1,842	2,160
Interest income	[1]	12,089	11,859	13,447	36,667	38,954
Interest expense (Note 14)
Deposits		6,090	6,110	7,713	19,106	23,000
Securities sold short		135	156	156	424	462
Securities lent or sold under repurchase agreements		1,619	1,608	1,769	4,897	4,615
Subordinated indebtedness		106	101	134	314	390
Other		91	96	143	289	425
Interest expense		8,041	8,071	9,915	25,030	28,892
Net interest income		4,048	3,788	3,532	11,637	10,062
Non-interest income
Underwriting and advisory fees		291	198	165	670	525
Deposit and payment fees		257	241	249	744	708
Credit fees		253	248	303	746	1,001
Card fees		105	88	97	307	309
Investment management and custodial fees		555	538	508	1,646	1,454
Mutual fund fees		493	475	452	1,499	1,331
Income from insurance activities, net		71	81	87	236	271
Commissions on securities transactions		132	125	109	394	302
Gains (losses) from financial instruments measured/designated at fair value through profit or loss (FVTPL), net		859	997	869	3,017	2,399
Gains (losses) from debt securities measured at fair value through other comprehensive income (FVOCI) and amortized cost, net		(25)	9	3	(3)	49
Foreign exchange other than trading (FXOTT)		99	87	99	283	293
Income (loss) from equity-accounted associates and joint ventures		29	36	20	91	61
Other		87	111	111	290	224
Non-interest income		3,206	3,234	3,072	9,920	8,927
Total revenue		7,254	7,022	6,604	21,557	18,989
Provision for credit losses (Note 6)		559	605	483	1,737	1,582
Non-interest expenses
Employee compensation and benefits		2,377	2,255	2,095	6,909	6,054
Occupancy costs		204	202	197	607	622
Computer, software and office equipment		732	691	722	2,119	1,996
Communications		99	104	91	299	273
Advertising and business development		97	92	78	277	241
Professional fees		68	63	67	196	183
Business and capital taxes		30	27	31	93	94
Other (Notes 13)		369	385	401	1,173	1,185
Non-interest expenses		3,976	3,819	3,682	11,673	10,648
Income before income taxes		2,719	2,598	2,439	8,147	6,759
Income taxes		623	591	644	1,873	1,487
Net income		2,096	2,007	1,795	6,274	5,272
Net income attributable to non-controlling interests		2	9	9	19	31
Preferred shareholders and other equity instrument holders		82	78	63	248	191
Common shareholders		2,012	1,920	1,723	6,007	5,050
Net income attributable to equity shareholders		$ 2,094	$ 1,998	$ 1,786	$ 6,255	$ 5,241
Earnings per share (in dollars) (Note 12)
Basic		$ 2.16	$ 2.05	$ 1.83	$ 6.41	$ 5.39
Diluted		2.15	2.04	1.82	6.37	5.38
Dividends per common share (in dollars)		$ 0.97	$ 0.97	$ 0.9	$ 2.91	$ 2.7

[1]	Interest income included $11.0 billion for the quarter ended July 31, 2025 (April 30, 2025: $10.7 billion; July 31, 2024: $12.4 billion) and $33.3 billion for the nine months ended July 31, 2025 (July 31, 2024: $36.3 billion), calculated based on the effective interest rate method.